Exhibit 99.1

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Apr-14
Date of Report:	14-May-14

This report contains information regarding Bank of Montreal Registered Covered Bond Program’s Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Mortgage Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Mortgage Loans in the Cover Pool will vary over time.

This report is for distribution only under such circumstances as may be permitted by applicable law. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Bank of Montreal to be accurate, however, Bank of Montreal makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Maturity Date	Expected Legal Maturity	Final Maturity	Coupon Rate	Rate Type

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Outstanding under the Global Registered Covered Bond Program as of the Calculation Date			$0

Issued prior to CMHC registration under the legacy Covered Bond Program (1)			$7,603,700,000

OSFI Covered Bond Limit			$22,575,456,000

Weighted average maturity of Outstanding Covered Bonds (months)
Weighted average remaining term of Loans in Cover Pool (months)			28.37

Covered Bond Series Ratings			Moody’s	Fitch	DBRS
			N/A	N/A	N/A

(1) Covered bonds outstanding under the legacy Covered Bond Program do not form part of the BMO Global Registered Covered Bond Program nor do they benefit from the Covered Bond Legislative Framework.

Supplementary Information

Parties to Bank of Montreal Global Registered Covered Bond Program
Issuer	Bank of Montreal
Guarantor Entity	BMO Covered Bond Guarantor Limited Partnership
Servicer and Cash Manager	Bank of Montreal
Interest Rate Swap Provider	Bank of Montreal
Covered Bond Swap Provider	Bank of Montreal
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA Provider	Bank of Montreal
Standby Bank Account and Standby GDA Provider	Royal Bank of Canada
Principal Paying Agent	The Bank of New York Mellon

Bank of Montreal Credit Ratings (1)
	Moody’s	Fitch	DBRS
Senior Debt	Aa3	AA-	AA
Short-Term Debt	P-1	F1+	R-1(high)
Ratings Outlook	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Royal Bank of Canada	P-1	F1+ and AA	R-1(high) or AA

Description of Ratings Triggers (1)(2)

A. Party Replacement Triggers

If the ratings of the counterparty falls below the level indicated below, such party is required to be replaced, or in the case of the Cash Manager, obtain a guarantee for its obligations.

Counterparty	Moodys	Fitch	DBRS
Cash Manager (BMO)	P-1	F2 and BBB+	BBB(low)
Account Bank/GDA Provider (BMO)	P-1	F1 and A	R-1(middle) or AA(low)
Standby Account Bank/GDA Provider (RBC)	P-1	F1 and A	R-1(middle) or A(low)
Servicer (BMO)	Baa2	F2	BBB(low)
Interest Rate Swap Provider (BMO)	P-2 or A3	F3 or BBB-	R-2(high) or BBB(high)
Covered Bond Swap Provider (BMO)	P-2 or A3	F3 or BBB-	R-2(high) or BBB(high)
Paying Agent (BNY Mellon)	P-1	F1 and A	N/A

BMO Covered Bond Program	Monthly Investor Report - April 2014	1 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Apr-14
Date of Report:	14-May-14

B. Summary of Specific Rating Trigger Actions

I) The following actions are required if the Cash Manager (BMO) undergoes a downgrade below the stipulated rating:

	Moodys	Fitch	DBRS
a) The Servicer will be required to direct amounts received directly into the GDA Account (or Standby GDA Account if applicable) within 2 Canadian business days and the Cash Manager shall immediately remit any funds held at such time for or on behalf of the Guarantor directly into the GDA Account	P-1	F1 or A	R-1(middle) or AA(low)

II) The following actions are required if the Servicer (BMO) undergoes a downgrade below the stipulated rating:

	Moodys	Fitch	DBRS
a) The Servicer will be required to direct amounts received to the Cash Manager, or GDA as applicable	P-1	F1 or A	R-1(middle) or BBB(low)

III) The Swap Provider is required to transfer credit support or transfer all of its rights and obligations to a replacement third party, or to obtain a guarantee of its rights and obligations from a third party, if the Swap Provider undergoes a downgrade below the stipulated rating:

	Moodys(3)	Fitch	DBRS
a) Interest Rate Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A(high)
b) Covered Bond Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A(high)
IV) The following actions are required if the Issuer (BMO) undergoes a downgrade below the stipulated rating:
	Moodys	Fitch	DBRS
a) Mandatory repayment of the Demand Loan	N/A	F2 or BBB+	N/A

b) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already taking place)	Baa1	BBB+	BBB(high)

c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) or BBB(low)

Events of Defaults & Test Compliance
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bond < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Where only one rating is expressed, this rating represents the short-term rating (unless otherwise specified) and where two ratings are expressed, the first is short-term and the second is long-term.

(2) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(3) If no short term rating exists, then A1

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Pre-Maturity Test
(Applicable to Hard Bullet Covered Bonds)

Pre-Maturity Minimum Ratings	Moodys	Fitch	DBRS(1)	Pre-Maturity Test
	P-1	F1+	A(high) or A(low)	N/A

Following a breach of the Pre-Maturity test in respect of a Series of Hard Bullet Covered Bonds, and unless the Pre-Maturity Ledger is otherwise funded from the other sources, the Partnership shall offer to sell Randomly Selected Loans if Final Maturity Date is within 12 months from the Pre-Maturity Test Date

(1) In the case of DBRS, if Final Maturity Date is within six months of the Pre-Maturity Test Date, then A(high), otherwise A(low).

Reserve Fund

Reserve Fund Required Amount Ratings	Moodys	Fitch	DBRS
Senior		A	A(low)
Short Term	P-1	F1	R-1(middle)

Are the ratings of the Issuer below the Reserve Fund Required Amount Ratings?		No

If the ratings of the Issuer fall below the Reserve Fund Required Amount Ratings, then the Guarantor shall credit or cause to be credited to the Reserve Fund funds up to an amount equal to the Reserve Fund Required Amount with Available Revenue Receipts and Available Principal Receipts

Reserve Fund Balance        N/A

BMO Covered Bond Program	Monthly Investor Report - April 2014	2 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Apr-14
Date of Report:	14-May-14

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$-

A = Lesser of (i) Sum of LTV adjusted outstanding principal balance and (ii) Sum of Asset percentage adjusted outstanding principal balance	$7,676,389,605		A (i)		8,080,410,110
B = Principal receipts not applied	-		A (ii)		7,676,389,605

C = Cash capital contributions	-	Asset Percentage
D = Substitution assets	-	Maximum Asset
E = (i) Reserve fund balance	-	Percentage		95%
(ii) Pre - Maturity liquidity ledger balance	-
F = Negative carry factor calculation	-
Total: A + B + C + D + E - F	$7,676,389,605

Asset Coverage Test Pass/Fail	Pass
Valuation Calculation

Trading Value of Covered Bonds	$-

A = Lesser of i) Present value of outstanding loan balance of Performing Eligible Loans(1) and ii) 80% of Market Value(2) of properties securing Performing Eligible Loans, net of adjustments	8,131,006,258		A (i)		8,131,006,258
B = Principal receipts up to calculation date not otherwise applied	-		A (ii)		11,697,727,648
C = Cash capital contributions	-
D = Trading Value of any Substitute Assets	-
E = (i) Reserve Fund Balance, if applicable	-
(ii) Pre - Maturity liquidity ledger balance
F = Trading Value of Swap Collateral	-

Total: A + B + C + D + E + F	$8,131,006,258

(1) Present value of expected future cash flows of Loans using current market interest rates offered to BMO clients. The effective weighted average rate used for discounting is 2.99%
(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
Intercompany Loan Balance

Guarantee Loan	$-
Demand Loan	8,397,659,500

Total	$8,397,659,500

Cover Pool Losses

Period end	Write Off Amounts	Loss Percentage (Annualized)
April 30, 2014	$0	0.00%

Cover Pool Flow of Funds

	Current Month	Previous Month
Cash Inflows
Principal receipts	267,144,467	265,825,622
Proceeds for sale of Loans	-	-
Revenue Receipts	21,475,626	24,043,646
Swap Receipts	9,406,873	8,519,270
Cash Capital Contribution	-	-
Advances of Intercompany Loans	-	-
Guarantee Fee	-	-
Cash Outflows
Swap Payment	-	-
Intercompany Loan interest	(12,734,666)	(11,670,352)
Intercompany Loan principal	(255,384,500)	(117,475,700)
Intercompany Loan repayment	-	-
Mortgage Top-up Settlement	-	-
Misc Partnership Expenses	(70)	(71)
Profit Distribution to Partners	-	-

Net inflows/(outflows)	29,907,730.96	169,242,414.06

Cover Pool - Summary Statistics

Asset Type	Mortgages
Previous Month Ending Balance	8,346,551,747
Aggregate Outstanding Balance	$8,080,410,110
Number of Loans	41,012
Average Loan Size	$197,026
Number of Primary Borrowers	39,989
Number of Properties	41,012

Weighted Average Current Loan to Value (LTV)	62.53%
Weighted Average Authorized LTV	69.44%
Weighted Average Original LTV	69.44%
Weighted Average Seasoning	25.51	(Months)
Weighted Average Coupon	3.16%
Weighted Average Original Term	53.88	(Months)
Weighted Average Remaining Term	28.37	(Months)
Substitution Assets	Nil

BMO Covered Bond Program	Monthly Investor Report - April 2014	3 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Apr-14
Date of Report:	14-May-14

Cover Pool - Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	40,989	99.94	$8,075,686,199	99.94
30 - 59 days past due	3	0.01	$515,376	0.01
60 - 89 days past due	20	0.05	$4,208,535	0.05
90 or more days past due	-	-	$-	-

Grand Total	41,012	100.00	$8,080,410,110	100.00

Cover Pool - Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage

Alberta	4,864	11.86	$1,080,171,167	13.37
British Columbia	4,860	11.85	$1,197,193,178	14.82
Manitoba	737	1.80	$109,712,815	1.36
New Brunswick	784	1.91	$91,107,703	1.13
Newfoundland	1,028	2.51	$157,686,513	1.95
Northwest Territories & Nunavut	-	-	$-	-
Nova Scotia	1,375	3.35	$210,535,839	2.61
Ontario	17,466	42.59	$3,581,794,530	44.33
Prince Edward Island	261	0.64	$33,985,894	0.42
Quebec	8,785	21.42	$1,471,198,020	18.21
Saskatchewan	852	2.08	$147,024,453	1.82
Yukon Territories	-	-	$-	-

Grand Total	41,012	100.00	$8,080,410,110	100.00

Cover Pool - Credit Score Distribution

Credit Score	Number of Loans	Percentage	Principal Balance	Percentage

Less than 600 or Unavailable	940	2.29	$163,651,993	2.03
600 - 650	1,452	3.54	$310,529,187	3.84
651 - 700	4,319	10.53	$964,484,072	11.94
701 - 750	9,100	22.19	$1,981,919,034	24.53
751 - 800	16,363	39.90	$3,237,327,716	40.06
801 and Above	8,838	21.55	$1,422,498,108	17.60

Grand Total	41,012	100.00	$8,080,410,110	100.00

Cover Pool - Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage

Fixed	37,355	91.08	$7,233,515,483	89.52
Variable	3,657	8.92	$846,894,627	10.48

Grand Total	41,012	100.00	$8,080,410,110	100.00

Cover Pool - Mortgage Asset Type Distribution

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Amortizing Mortgages	41,012	100.00	$8,080,410,110	100.00

Grand Total	41,012	100.00	$8,080,410,110	100.00

Cover Pool - Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	34,726	84.67	$6,652,286,684	82.33
Non-Owner Occupied	6,286	15.33	$1,428,123,427	17.67

Grand Total	41,012	100.00	$8,080,410,110	100.00

Cover Pool - Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 1.00	-	-	$-	-
1.00 - 3.99	37,432	91.27	$7,630,233,875	94.43
4.00 - 4.49	2,640	6.44	$333,661,805	4.13
4.50 - 4.99	667	1.63	$81,464,574	1.01
5.00 - 5.49	190	0.46	$26,034,435	0.32
5.50 - 5.99	57	0.14	$6,655,309	0.08
6.00 - 6.49	23	0.06	$2,191,481	0.03
6.50 - 6.99	3	0.01	$168,633	0.00
7.00 - 7.49	-	-	$-	-
7.50 - 7.99	-	-	$-	-
8.00 and Above	-	-	$-	-

Grand Total	41,012	100.00	$8,080,410,110	100.00

BMO Covered Bond Program	Monthly Investor Report - April 2014	4 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Apr-14
Date of Report:	14-May-14

Cover Pool - Current LTV Distribution

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	2,198	5.36	$125,201,125	1.55
20.01 - 25.00	1,428	3.48	$123,626,578	1.53
25.01 - 30.00	1,730	4.22	$164,765,970	2.04
30.01 - 35.00	1,817	4.43	$213,034,208	2.64
35.01 - 40.00	2,132	5.20	$280,678,265	3.47
40.01 - 45.00	2,394	5.84	$349,769,371	4.33
45.01 - 50.00	2,754	6.72	$457,660,753	5.66
50.01 - 55.00	2,975	7.25	$543,985,128	6.73
55.01 - 60.00	2,944	7.18	$591,661,142	7.32
60.01 - 65.00	2,707	6.60	$646,298,295	8.00
65.01 - 70.00	3,276	7.99	$798,550,995	9.88
70.01 - 75.00	5,060	12.34	$1,285,471,994	15.91
75.01 - 80.00	9,597	23.40	$2,499,706,286	30.94
80.01 and Above	-	-	$-	-

Grand Total	41,012	100.00	8,080,410,110	100.00

Cover Pool - Remaining Term Distribution

Months to Maturity	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12	8,016	19.55	$1,412,044,692	17.47
12 - 17	4,798	11.70	$886,398,853	10.97
18 - 24	5,520	13.46	$961,663,103	11.90
25 - 30	2,225	5.43	$486,707,914	6.02
31 - 36	3,562	8.69	$677,503,335	8.38
37 - 42	10,457	25.50	$2,280,246,585	28.22
43 - 48	6,309	15.38	$1,352,878,334	16.74
49 - 54	125	0.30	$22,967,295	0.28
55 - 60	-	-	$-	-
61 - 63	-	-	$-	-
72 and Above	-	-	$-	-

Grand Total	41,012	100.00	$8,080,410,110	100.00

Cover Pool - Remaining Principal Balance Distribution

Remaining Principal Balance (C$)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	10,135	24.71	$652,872,447	8.08
100,000 - 199,999	15,288	37.28	$2,272,885,524	28.13
200,000 - 299,999	9,134	22.27	$2,231,316,662	27.61
300,000 - 399,999	3,631	8.85	$1,240,107,834	15.35
400,000 - 499,999	1,396	3.40	$618,516,887	7.65
500,000 - 599,999	649	1.58	$353,157,775	4.37
600,000 - 699,999	293	0.71	$189,150,891	2.34
700,000 - 799,999	144	0.35	$107,212,403	1.33
800,000 - 899,999	75	0.18	$63,288,752	0.78
900,000 - 999,999	70	0.17	$66,001,128	0.82
1,000,000 - 1,499,999	132	0.32	$158,948,809	1.97
1,500,000 - 2,000,000	42	0.10	$72,393,835	0.90
2,000,000 - 3,000,000	23	0.06	$54,557,165	0.68
3,000,000 and Above	-	-	$-	-

	41,012	100.00	$8,080,410,110	100.00

Cover Pool - Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condominium	6,502	15.85	$1,156,634,635	14.31
Multi-Residential	2,081	5.07	$485,183,149	6.00
Single Family	29,995	73.14	$5,967,792,849	73.86
Townhouse	2,434	5.93	$470,799,478	5.83

Grand Total	41,012	100.00	8,080,410,110	100.00

Note: Percentages and totals in the above tables may not add exactly due to rounding.

Cover Pool - Current LTV and Delinquency Distribution by Province

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and Below	$14,429,704	$-	$-	$-	$14,429,704
	20.01 - 25	$15,703,172	$-	$-	$-	$15,703,172
	25.01 - 30	$18,166,311	$-	$-	$-	$18,166,311
	30.01 - 35	$27,241,236	$-	$-	$-	$27,241,236
	35.01 - 40	$34,803,666	$-	$-	$-	$34,803,666
	40.01 - 45	$43,172,712	$-	$-	$-	$43,172,712
	45.01 - 50	$61,320,623	$-	$-	$-	$61,320,623
	50.01 - 55	$61,452,500	$-	$-	$-	$61,452,500
	55.01 - 60	$77,527,115	$-	$158,865	$-	$77,685,980
	60.01 - 65	$84,769,424	$-	$-	$-	$84,769,424
	65.01 - 70	$117,157,726	$-	$289,559	$-	$117,447,286
	70.01 - 75	$195,898,831	$-	$536,448	$-	$196,435,279
	75.01 - 80	$327,543,273	$-	$-	$-	$327,543,273
	80.01 and Above	$-	$-	$-	$-	$-

		1,079,186,294	-	984,873	-	1,080,171,167

BMO Covered Bond Program	Monthly Investor Report - April 2014	5 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Apr-14
Date of Report:	14-May-14

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia	20.00 and Below	$29,785,475	$-	$-	$-	$29,785,475
	20.01 - 25	$25,662,599	$-	$-	$-	$25,662,599
	25.01 - 30	$32,762,247	$-	$-	$-	$32,762,247
	30.01 - 35	$39,038,834	$-	$-	$-	$39,038,834
	35.01 - 40	$54,928,087	$-	$-	$-	$54,928,087
	40.01 - 45	$61,520,978	$-	$-	$-	$61,520,978
	45.01 - 50	$72,405,173	$-	$-	$-	$72,405,173
	50.01 - 55	$92,676,032	$-	$-	$-	$92,676,032
	55.01 - 60	$95,991,261	$-	$-	$-	$95,991,261
	60.01 - 65	$99,303,189	$-	$-	$-	$99,303,189
	65.01 - 70	$117,986,016	$-	$-	$-	$117,986,016
	70.01 - 75	$195,349,568	$-	$-	$-	$195,349,568
	75.01 - 80	$279,783,717	$-	$-	$-	$279,783,717
	80.01 and Above	$-	$-	$-	$-	$-

		1,197,193,178	-	-	-	1,197,193,178

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba	20.00 and Below	$1,575,991	$-	$-	$-	$1,575,991
	20.01 - 25	$1,614,514	$-	$-	$-	$1,614,514
	25.01 - 30	$1,900,517	$-	$-	$-	$1,900,517
	30.01 - 35	$4,095,656	$-	$-	$-	$4,095,656
	35.01 - 40	$4,419,586	$-	$-	$-	$4,419,586
	40.01 - 45	$5,160,360	$-	$-	$-	$5,160,360
	45.01 - 50	$5,995,124	$-	$-	$-	$5,995,124
	50.01 - 55	$7,175,581	$-	$-	$-	$7,175,581
	55.01 - 60	$10,225,014	$-	$-	$-	$10,225,014
	60.01 - 65	$9,656,550	$-	$90,989	$-	$9,747,539
	65.01 - 70	$10,606,565	$-	$-	$-	$10,606,565
	70.01 - 75	$13,805,053	$-	$-	$-	$13,805,053
	75.01 - 80	$33,391,314	$-	$-	$-	$33,391,314
	80.01 and Above	$-	$-	$-	$-	$-

		109,621,826	-	90,989	-	109,712,815

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick	20.00 and Below	$844,347	$-	$-	$-	$844,347
	20.01 - 25	$555,588	$-	$-	$-	$555,588
	25.01 - 30	$2,664,180	$-	$-	$-	$2,664,180
	30.01 - 35	$2,100,341	$-	$-	$-	$2,100,341
	35.01 - 40	$2,127,036	$-	$-	$-	$2,127,036
	40.01 - 45	$3,376,058	$-	$-	$-	$3,376,058
	45.01 - 50	$4,978,849	$-	$-	$-	$4,978,849
	50.01 - 55	$5,588,760	$-	$-	$-	$5,588,760
	55.01 - 60	$6,380,437	$-	$-	$-	$6,380,437
	60.01 - 65	$7,713,233	$-	$-	$-	$7,713,233
	65.01 - 70	$8,981,881	$-	$-	$-	$8,981,881
	70.01 - 75	$17,271,431	$-	$-	$-	$17,271,431
	75.01 - 80	$28,525,561	$-	$-	$-	$28,525,561
	80.01 and Above	$-	$-	$-	$-	$-

		91,107,703	-	-	-	91,107,703

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland	20.00 and Below	$1,017,262	$-	$-	$-	$1,017,262
	20.01 - 25	$1,175,876	$-	$-	$-	$1,175,876
	25.01 - 30	$1,864,772	$-	$-	$-	$1,864,772
	30.01 - 35	$2,741,989	$-	$-	$-	$2,741,989
	35.01 - 40	$3,167,440	$-	$-	$-	$3,167,440
	40.01 - 45	$4,644,247	$-	$-	$-	$4,644,247
	45.01 - 50	$6,270,326	$-	$-	$-	$6,270,326
	50.01 - 55	$4,760,246	$-	$-	$-	$4,760,246
	55.01 - 60	$10,699,396	$-	$-	$-	$10,699,396
	60.01 - 65	$12,282,653	$-	$-	$-	$12,282,653
	65.01 - 70	$11,549,835	$-	$225,371	$-	$11,775,206
	70.01 - 75	$24,616,198	$167,357	$-	$-	$24,783,554
	75.01 - 80	$72,503,545	$-	$-	$-	$72,503,545
	80.01 and Above	$-	$-	$-	$-	$-

		157,293,785	167,357	225,371	-	157,686,513

BMO Covered Bond Program	Monthly Investor Report - April 2014	6 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Apr-14
Date of Report:	14-May-14

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia	20.00 and Below	$2,056,275	$-	$-	$-	$2,056,275
	20.01 - 25	$1,449,293	$-	$-	$-	$1,449,293
	25.01 - 30	$3,306,217	$-	$-	$-	$3,306,217
	30.01 - 35	$5,023,472	$-	$-	$-	$5,023,472
	35.01 - 40	$6,159,929	$-	$-	$-	$6,159,929
	40.01 - 45	$8,518,313	$-	$-	$-	$8,518,313
	45.01 - 50	$11,806,963	$-	$-	$-	$11,806,963
	50.01 - 55	$11,887,633	$-	$-	$-	$11,887,633
	55.01 - 60	$11,465,209	$-	$71,481	$-	$11,536,690
	60.01 - 65	$16,134,135	$-	$-	$-	$16,134,135
	65.01 - 70	$20,014,391	$-	$-	$-	$20,014,391
	70.01 - 75	$36,905,152	$-	$-	$-	$36,905,152
	75.01 - 80	$75,506,115	$-	$231,260	$-	$75,737,375
	80.01 and Above	$-	$-	$-	$-	$-

		210,233,098	-	302,742	-	210,535,839

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario	20.00 and Below	$57,473,400	$-	$29,508	$-	$57,502,909
	20.01 - 25	$58,043,442	$-	$-	$-	$58,043,442
	25.01 - 30	$76,892,285	$-	$32,716	$-	$76,925,001
	30.01 - 35	$97,268,921	$-	$-	$-	$97,268,921
	35.01 - 40	$133,306,345	$-	$-	$-	$133,306,345
	40.01 - 45	$162,010,121	$-	$460,788	$-	$162,470,909
	45.01 - 50	$204,961,563	$163,088	$-	$-	$205,124,651
	50.01 - 55	$256,768,135	$184,931	$-	$-	$256,953,066
	55.01 - 60	$257,605,759	$-	$-	$-	$257,605,759
	60.01 - 65	$285,120,797	$-	$-	$-	$285,120,797
	65.01 - 70	$347,991,231	$-	$-	$-	$347,991,231
	70.01 - 75	$540,350,808	$-	$374,568	$-	$540,725,376
	75.01 - 80	$1,102,272,317	$-	$483,807	$-	$1,102,756,124
	80.01 and Above	$-	$-	$-	$-	$-

		3,580,065,124	348,019	1,381,387	-	3,581,794,530

BMO Covered Bond Program	Monthly Investor Report - April 2014	7 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Apr-14
Date of Report:	14-May-14

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island	20.00 and Below	$269,277	$-	$-	$-	$269,277
	20.01 - 25	$368,797	$-	$-	$-	$368,797
	25.01 - 30	$102,973	$-	$-	$-	$102,973
	30.01 - 35	$453,473	$-	$-	$-	$453,473
	35.01 - 40	$1,048,451	$-	$-	$-	$1,048,451
	40.01 - 45	$1,162,304	$-	$-	$-	$1,162,304
	45.01 - 50	$1,750,637	$-	$-	$-	$1,750,637
	50.01 - 55	$1,791,656	$-	$-	$-	$1,791,656
	55.01 - 60	$1,705,394	$-	$-	$-	$1,705,394
	60.01 - 65	$2,212,152	$-	$-	$-	$2,212,152
	65.01 - 70	$3,159,922	$-	$-	$-	$3,159,922
	70.01 - 75	$6,681,990	$-	$-	$-	$6,681,990
	75.01 - 80	$13,278,867	$-	$-	$-	$13,278,867
	80.01 and Above	$-	$-	$-	$-	$-

		33,985,894	-	-	-	33,985,894

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec	20.00 and Below	$16,602,858	$-	$-	$-	$16,602,858
	20.01 - 25	$17,751,932	$-	$38,809	$-	$17,790,741
	25.01 - 30	$24,505,603	$-	$-	$-	$24,505,603
	30.01 - 35	$32,461,401	$-	$-	$-	$32,461,401
	35.01 - 40	$36,249,666	$-	$-	$-	$36,249,666
	40.01 - 45	$52,748,226	$-	$-	$-	$52,748,226
	45.01 - 50	$80,683,881	$-	$-	$-	$80,683,881
	50.01 - 55	$91,136,894	$-	$-	$-	$91,136,894
	55.01 - 60	$106,074,050	$-	$-	$-	$106,074,050
	60.01 - 65	$119,757,136	$-	$582,128	$-	$120,339,263
	65.01 - 70	$142,096,619	$-	$248,414	$-	$142,345,033
	70.01 - 75	$229,730,117	$-	$-	$-	$229,730,117
	75.01 - 80	$520,218,239	$-	$312,045	$-	$520,530,284
	80.01 and Above	$-	$-	$-	$-	$-

		1,470,016,625	-	1,181,395	-	1,471,198,020

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan	20.00 and Below	$1,117,027	$-	$-	$-	$1,117,027
	20.01 - 25	$1,262,556	$-	$-	$-	$1,262,556
	25.01 - 30	$2,568,147	$-	$-	$-	$2,568,147
	30.01 - 35	$2,608,885	$-	$-	$-	$2,608,885
	35.01 - 40	$4,468,058	$-	$-	$-	$4,468,058
	40.01 - 45	$6,995,262	$-	$-	$-	$6,995,262
	45.01 - 50	$7,324,526	$-	$-	$-	$7,324,526
	50.01 - 55	$10,520,981	$-	$41,779	$-	$10,562,760
	55.01 - 60	$13,757,160	$-	$-	$-	$13,757,160
	60.01 - 65	$8,675,908	$-	$-	$-	$8,675,908
	65.01 - 70	$18,243,465	$-	$-	$-	$18,243,465
	70.01 - 75	$23,784,473	$-	$-	$-	$23,784,473
	75.01 - 80	$45,656,225	$-	$-	$-	$45,656,225
	80.01 and Above	$-	$-	$-	$-	$-

		146,982,673	-	41,779	-	147,024,453

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

BMO Covered Bond Program	Monthly Investor Report - April 2014	8 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Apr-14
Date of Report:	14-May-14

Cover Pool - Current LTV Distribution by Credit Score

	Credit Scores
Current LTV (%)	<600	600 - 650	651 - 700	701 - 750	751 - 800	>800	Total
20.00 and Below	$2,317,446	$2,788,381	$7,764,289	$16,442,989	$47,088,804	$48,799,216	$125,201,125
20.01 - 25	$1,516,126	$1,903,852	$5,681,343	$17,567,267	$53,344,638	$43,613,352	$123,626,578
25.01 - 30	$2,845,197	$3,434,679	$8,217,142	$22,167,927	$73,198,861	$54,902,164	$164,765,970
30.01 - 35	$2,777,456	$4,765,660	$14,330,955	$33,744,166	$87,904,612	$69,511,360	$213,034,208
35.01 - 40	$5,373,207	$8,348,185	$27,576,504	$46,199,978	$116,447,919	$76,732,472	$280,678,265
40.01 - 45	$9,368,077	$11,027,955	$26,170,230	$62,238,344	$147,345,189	$93,619,576	$349,769,371
45.01 - 50	$10,979,821	$18,811,980	$42,908,097	$85,263,729	$185,792,150	$113,904,977	$457,660,753
50.01 - 55	$10,017,850	$21,484,223	$53,243,206	$119,583,698	$211,239,931	$128,416,220	$543,985,128
55.01 - 60	$16,098,276	$27,298,231	$59,623,344	$139,431,434	$234,212,927	$114,996,930	$591,661,142
60.01 - 65	$25,727,589	$36,630,042	$72,954,412	$156,474,060	$253,660,179	$100,852,012	$646,298,295
65.01 - 70	$27,790,374	$31,934,711	$109,394,292	$174,862,090	$330,976,165	$123,593,363	$798,550,995
70.01 - 75	$17,400,643	$45,311,043	$166,743,311	$351,126,939	$528,366,612	$176,523,446	$1,285,471,994
75.01 - 80	$31,439,931	$96,790,245	$369,876,947	$756,816,412	$967,749,730	$277,033,021	$2,499,706,286
80.01 and Above	$-	$-	$-	$-	$-	$-	$-

	$163,651,993	$310,529,187	$964,484,072	$1,981,919,034	$3,237,327,716	$1,422,498,108	$8,080,410,110

BMO Covered Bond Program	Monthly Investor Report - April 2014	9 of 9